HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-7969 - State of Iowa Retirement Investors Club 403(b)

Supplement dated January 25, 2013 to your Prospectus

INVESTMENT ADVISER CHANGE

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced HL Investment Advisors, LLC (“HL Advisors”) as the investment adviser for the following Funds:

Hartford Capital Appreciation HLS Fund – Class IA

Hartford Dividend and Growth HLS Fund – Class IA

Hartford Money Market HLS Fund – Class IA

Hartford Total Return Bond HLS Fund – Class IA

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.